Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Summary of gross and net written and earned premiums, underwriting results, ratios and reserves for each of Company's business segments

	Twelve Months Ended December 31, 2023
	Reinsurance	Insurance	Total
	($ in millions)
Underwriting Revenues
Gross written premiums	$1,521.0	$2,446.6	$3,967.6
Net written premiums	1,098.0	1,483.9	2,581.9
Gross earned premiums	1,562.0	2,444.8	4,006.8
Net earned premiums	1,154.5	1,460.0	2,614.5
Underwriting Expenses
Losses and loss adjustment expenses	611.1	941.9	1,553.0
Acquisition costs	208.6	171.6	380.2
General and administrative expenses	120.6	233.9	354.5
Underwriting income	214.2	112.6	326.8
Corporate and other expenses (1)			(114.0)
Non-operating expenses (2)			(35.1)
Net investment income			275.7
Realized and unrealized investment gains			75.9
Realized and unrealized investment losses			(61.4)
Change in fair value of derivatives			26.1
Interest expense			(55.2)
Net realized and unrealized foreign exchange (losses)			(36.2)
Income before income taxes			402.6
Income tax benefit			132.1
Net income			$534.7

Net reserves for loss and loss adjustment expenses	$1,373.1	$1,859.7	$3,232.8
Ratios
Loss ratio	52.9%	64.5%	59.4%
Acquisition cost ratio	18.1	11.8	14.5
General and administrative expense ratio	10.4	16.0	13.6
Expense ratio	28.5	27.8	28.1
Combined ratio	81.4%	92.3%	87.5%
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(1)Corporate and other expenses includes other income/(expenses), which were previously presented separately.
(2)Non-operating expenses in the twelve months ended December 31, 2023 includes expenses in relation to consulting fees, non-recurring transformation program costs, and other non-recurring costs.

	Twelve Months Ended December 31, 2022
	Reinsurance	Insurance	Total
	($ in millions)
Underwriting Revenues
Gross written premiums	$1,807.0	$2,531.7	$4,338.7
Net written premiums	1,426.4	1,469.6	2,896.0
Gross earned premiums	1,617.2	2,370.8	3,988.0
Net earned premiums	1,251.8	1,436.9	2,688.7
Underwriting Expenses
Losses and loss adjustment expenses	770.3	909.7	1,680.0
Acquisition costs	252.4	179.4	431.8
General and administrative expenses	142.5	244.0	386.5
Underwriting income	86.6	103.8	190.4
Corporate expenses			(71.7)
Non-operating expenses (1)			(36.0)
Net investment income			188.1
Realized and unrealized investment gains			5.0
Realized and unrealized investment losses			(182.6)
Change in fair value of derivatives			(80.5)
Interest expense			(43.7)
Net realized and unrealized foreign exchange gains			15.9
Other income			8.2
Other expenses			(20.1)
(Loss) before income taxes			(27.0)
Income tax benefit			78.1
Net income			$51.1

Net reserves for loss and loss adjustment expenses	$1,360.7	$1,452.5	$2,813.2
Ratios
Loss ratio	61.5%	63.3%	62.5%
Acquisition cost ratio	20.2	12.5	16.1
General and administrative expense ratio	11.4	17.0	14.4
Expense ratio	31.6	29.5	30.5
Combined ratio	93.1%	92.8%	93.0%
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(1)Non-operating expenses in the twelve months ended December 31, 2022 includes expenses in relation to consulting fees, non-recurring transformation activities, and other non-recurring costs.

	Twelve Months Ended December 31, 2021
	Reinsurance	Insurance	Total
	($ in millions)
Underwriting Revenues
Gross written premiums	$1,597.0	$2,341.4	$3,938.4
Net written premiums	1,199.0	1,388.7	2,587.7
Gross earned premiums	1,479.2	2,139.1	3,618.3
Net earned premiums	1,118.8	1,291.7	2,410.5
Underwriting Expenses
Losses and loss adjustment expenses	705.2	988.1	1,693.3
Acquisition costs	221.6	192.5	414.1
General and administrative expenses	121.3	211.8	333.1
Underwriting income/(loss)	70.7	(100.7)	(30.0)
Corporate expenses			(64.3)
Non-operating expenses (1)			(20.6)
Net investment income			147.5
Realized and unrealized investment gains			56.2
Realized and unrealized investment losses			(47.4)
Change in fair value of derivatives			(35.9)
Interest expense			(14.3)
Net realized and unrealized foreign exchange gains			40.0
Other income			14.7
Other expenses			(10.8)
Income before income taxes			35.1
Income tax (expense)			(5.3)
Net income			$29.8

Net reserves for loss and loss adjustment expenses	$2,148.4	$2,165.3	$4,313.7
Ratios
Loss ratio	63.0%	76.5%	70.2%
Acquisition cost ratio	19.8	14.9	17.2
General and administrative expense ratio	10.8	16.4	13.8
Expense ratio	30.6	31.3	31.0
Combined ratio	93.6%	107.8%	101.2%
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(1)Non-operating expenses in the twelve months ended December 31, 2021 includes expenses in relation to consulting fees, non-recurring transformation activities, and other non-recurring costs.

Schedule of gross written premiums based on geographical areas

	For the Twelve Months Ended
	December 31, 2023	December 31, 2022	December 31, 2021
	($ in millions)
Australia/Asia	$177.8	$257.5	$275.8
Europe	179.4	194.5	140.6
United Kingdom & Ireland	532.5	485.8	393.2
United States & Canada (1)	2,472.0	2,715.7	2,301.8
Worldwide excluding United States (2)	28.8	24.2	31.5
Worldwide including United States (3)	417.2	541.7	592.2
Other (4)	159.9	119.3	203.3
Total	$3,967.6	$4,338.7	$3,938.4
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